TRANSACTIONS WITH RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Schedule of Transactions with Related Parties	The following table presents the main transactions and balances with related parties and individuals as of December 31, 2025 and 2024:

	2025	2024
	S/(000)	S/(000)
Statement of financial position -
Direct loans	1,855,712	2,472,179
Investments (i)	874,937	611,271
Deposits (ii)	(659,231)	(1,839,980)
Derivatives at fair value	354,610	280,624
(i)    As of December 31, 2025, the balance includes mainly S/206.3 million of corporate bonds of Alicorp S.A.A., S/151.7 million of corporate bonds issued by Pluz Energía Perú S.A.A., S/150.8 million of corporate bonds issued by Corporacion Primax and S/95.3 million of corporate bonds of Cementos Pacasmayo S.A.
As of December 31, 2024, the balance includes mainly S/155.7 million of corporate bonds of Alicorp S.A.A., S/93.9 million of corporate bonds issued by Cementos Pacasmayo S.A., and S/104.2 million of shares of Inversiones Centenario.
(ii)    Corresponds to deposits of legal entities and individuals.

	2025	2024
	S/(000)	S/(000)
Statement of income
Interest income related to loans	7,715	55,485
Interest expenses related to deposits	(5,122)	(37,308)
Other income	19,644	22,735

Contingent risks and commitments
Indirect loans	518,493	746,992

Schedule of Key Executives Compensation	The Group’s key executives’ compensation (including the related income taxes assumed by the Group) as of December 31, 2025 and 2024 was as follows:

	2025	2024
	S/(000)	S/(000)

Director’s compensation	11,221	8,628
Senior Management Compensation:
Remuneration	66,485	62,258
Expense for long-term incentive programs (Stock awards):	40,811	36,839
Total	118,517	107,725

Between February and March of each year, the Group grants its own shares to certain key executives under two long-term incentive programs: the “Value Generation Plan” and the “Retention Plan.” Under the Retention Plan, the shares granted vest over the next three years (33.3 percent of the total shares granted each year). Under the Value Generation Plan, the shares are delivered after three years, subject to the achievement of specific performance metrics.

The shares are presented on a gross basis and include the corresponding income taxes in accordance with the tax legislation applicable in each country.

Schedule of Details of Funds	As of December 31, 2025 and 2024 the Group holds interests in various funds managed by certain of the Group’s subsidiaries. The details of the funds are presented below:

	2025	2024
	S/(000)	S/(000)
At fair value through profit or loss:
Mutual funds, investment funds and hedge funds
U.S. Dollars	623,810	451,522
Soles	597,816	397,614
Bolivianos	288,850	280,188
Colombian pesos	170,306	133,821
Chilean pesos	17,643	15,409
Total	1,698,425	1,278,554
Restricted mutual funds, Note 6(a)(iv)	336,159	307,225